Revolving Credit Facility (Details) £ in Millions	Feb. 28, 2025 GBP (£)	Feb. 09, 2023 GBP (£) renewalOption	Oct. 12, 2019 GBP (£)
Multicurrency revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount		£ 350
Uncommitted accordion options
Disclosure of detailed information about borrowings [line items]
Notional amount		£ 150
Number of renewal options | renewalOption		2
Renewal term		1 year
Multicurrency revolving credit facility, maturity october 2024
Disclosure of detailed information about borrowings [line items]
Notional amount			£ 200
Multicurrency revolving credit facility, maturity february 2028 | Major ordinary share transactions
Disclosure of detailed information about borrowings [line items]
Notional amount	£ 255